Goodwill and intangible assets with indefinite useful lives - Summary of goodwill and intangible assets with indefinite useful lives (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022		Dec. 31, 2021
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	€ 29,921	[1]	€ 6,327
FCA-PSA merger			24,303
Additions	356		120
Disposals	(21)
Change in scope of consolidation			(2,303)
Translation differences and Other	1,482		1,474
Intangible assets and goodwill at end of period	31,738		29,921	[1]
Goodwill
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	14,375		4,364
FCA-PSA merger			11,506
Additions	356		119
Disposals	(21)
Change in scope of consolidation			(2,303)
Translation differences and Other	797		689
Intangible assets and goodwill at end of period	15,507		14,375
Goodwill | Gross amount
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	14,415		5,064
FCA-PSA merger			11,506
Additions	356		119
Disposals	(21)
Change in scope of consolidation			(2,963)
Translation differences and Other	795		689
Intangible assets and goodwill at end of period	15,545		14,415
Goodwill | Accumulated impairment losses
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	(40)		(700)
FCA-PSA merger			0
Additions	0		0
Disposals	0
Change in scope of consolidation			660
Translation differences and Other	2		0
Intangible assets and goodwill at end of period	(38)		(40)
Brands
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	15,527		1,945
FCA-PSA merger			12,797
Additions	0		0
Disposals	0
Change in scope of consolidation			0
Translation differences and Other	685		785
Intangible assets and goodwill at end of period	16,212		15,527
Other
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	19		18
FCA-PSA merger			0
Additions	0		1
Disposals	0
Change in scope of consolidation			0
Translation differences and Other	0		0
Intangible assets and goodwill at end of period	€ 19		€ 19

[1]	Refer to Note 3, Scope of consolidation